Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	9.49
Maximum Aggregate Offering Price	$ 28,470,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,476.89
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional securities that may be necessary to adjust the number of shares reserved for issuance pursuant to the Registrant's 2025 Equity Incentive Plan, as amended (the "2025 Plan") by reason of any stock split, stock dividend or similar adjustment effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and Rule 457 (h) of the Securities Act solely for the purpose of calculating the Registrant's registration fee on the basis of $9.49 per share, which is the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on November 5, 2026.